Note 10 - Income Taxes - Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 01, 2017	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
HK		$ (5,673)	$ (765)	$ (3,161)
Income Tax Expense (Benefit)		117	0	0
Foreign Tax Jurisdiction [Member] | Inland Revenue, Hong Kong [Member]
HK		$ (5,673)	$ (765)	$ (3,161)
HK statutory income tax rate	16.50%	16.50%	16.50%	16.50%
Income tax at HK statutory income tax rate		$ 0	$ 0	$ 0
Tax effect of prior-year tax filing difference		117	0	0
Income Tax Expense (Benefit)		$ 117	$ 0	$ 0